SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Schedule Of Foreign Currencies Translation
	June 30, 2022	June 30, 2021
Period-end HKD:US$ exchange rate	0.12745	0.12878
Period average HKD:US$ exchange rate	0.12779	0.12885
Period-end SGD:US$ exchange rate	0.73864	0.74372
Period average SGD:US$ exchange rate	0.73958	0.75060

	December 31, 2021	December 31, 2020
Year-end HKD:US$ exchange rate	0.12825	0.12899
Average HKD:US$ exchange rate	0.12839	0.12894
Year-end SGD:US$ exchange rate	0.74111	0.75645
Average SGD:US$ exchange rate	0.73693	0.74365